Document and Entity Information	Nov. 01, 2019
Cover [Abstract]
Entity Registrant Name	LABORATORY CORP OF AMERICA HOLDINGS
Amendment Flag	false
Entity Central Index Key	0000920148
Document Type	8-K
Document Period End Date	Nov. 01, 2019
Entity Incorporation State Country Code	DE
Entity File Number	1-11353
Entity Tax Identification Number	13-3757370
Entity Address, Address Line One	358 South Main Street
Entity Address, City or Town	Burlington
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27215
City Area Code	336
Local Phone Number	229-1127
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.10 par value
Trading Symbol	LH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false